Provisions and other liabilities (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of other provisions [line items]
Provision for environmental rehabilitation	$ 23.4
Weighted average actualization rate	4.20%